Average Annual Total Returns - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio	Apr. 29, 2024
Select Consumer Staples Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	2.99%
Past 5 years	11.53%
Past 10 years	6.99%
Select Consumer Staples Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.70%
Past 5 years	10.14%
Past 10 years	5.33%
Select Consumer Staples Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.56%
Past 5 years	9.02%
Past 10 years	5.27%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1506
Average Annual Return:
Past 1 year	2.42%
Past 5 years	10.67%
Past 10 years	8.42%